Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

(202) 737-8833 (phone)

(202) 737-5184 (fax)

May 5, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Cap Fund, Inc. (the “Company”)
- AB FlexFeeTM  Large Cap Growth Portfolio
- AB FlexFeeTM  US Thematic Portfolio
- AB FlexFeeTM  International Strategic Core Portfolio
- AB FlexFeeTM  Emerging Markets Growth Portfolio
(File No. 2-29901)

Ladies and Gentlemen:

On behalf of AB FlexFee Large Cap Growth Portfolio, AB FlexFee US Thematic Portfolio, AB FlexFee International Strategic Core Portfolio and AB FlexFee Emerging Markets Growth Portfolio (the “Funds”), which are each a series of the above-referenced Company, we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”). In this regard, we certify that the Prospectuses and Statements of Additional Information for the Funds that would have been filed pursuant to Rule 497(c) under the Securities Act do not differ from those included in the most recent post-effective amendment to the Company’s registration statement that was filed electronically with the Securities and Exchange Commission on April 29, 2020.

Please call me at the above-referenced number if you have any questions regarding the foregoing.

Sincerely, /s/ Jessica D. Cohn Jessica D. Cohn